Schedule of income, expenses, gains and losses from financial instruments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Interest income	$ 36,252	$ 51,529
Interest and accretion expense	1,199,267	30,467
Other assets and liabilities [member]
IfrsStatementLineItems [Line Items]
Interest income	(36,252)	(51,529)
Interest and accretion expense	2,586,387	2,844,956
Net interest expense	$ 2,550,135	$ 2,793,427